Variable Interest Entity (Details) - Schedule of Carrying Amount of Assets and Liabilities - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Assets and Liabilities [Line Items]
Cash	$ 24,771	$ 8,889
Prepaid expense	1,800	1,800
Property and equipment, net	4,202,717	4,224,930
Total assets	4,229,288	4,235,619
Current portion of long-term debt	81,633	80,638
Long-term debt, net of current portion	2,750,938	2,771,959
Intercompany payable to Visiontech	1,423,288	1,411,025	[1]
Total liabilities	$ 4,256,010	$ 4,263,622

[1]	Upland generated interest expense of $155,806 from the intercompany payable to Visiontech of $1,411,025, both amounts were eliminated on the consolidated statements of operations.